UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund: BlackRock Bond Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series S Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Bond

            Allocation Target Shares, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2013

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	Series C Portfolio (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value

Capital Markets – 0.2%
State Street Capital Trust IV, 1.47%, 6/15/37 (a)	$1,075	$776,015

Commercial Banks – 0.1%
Wachovia Capital Trust III, 5.57% (a)(b)	225	214,875

Consumer Finance – 0.4%
Capital One Capital V, 10.25%, 8/15/39	1,400	1,428,000

Diversified Financial Services – 0.9%
JPMorgan Chase & Co., 7.90% (a)(b)	1,500	1,644,435
JPMorgan Chase Capital XXII, 6.45%, 2/02/37	200	200,000
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	1,225	1,225,000
ZFS Finance USA Trust V, 6.50%, 5/09/37 (a)(c)	500	490,000

		3,559,435

Insurance – 1.7%
Lincoln National Corp., 7.00%, 5/17/66 (a)	875	835,625
Massachusetts Mutual Life Insurance Co.,
8.88%, 6/01/39 (c)	575	823,902
MetLife, Inc., 6.40%, 12/15/36	900	882,248
New York Life Insurance Co., 6.75%, 11/15/39 (c)	925	1,222,683
Pacific Life Insurance Co., 9.25%, 6/15/39 (c)	605	768,339
Prudential Financial, Inc., 8.88%, 6/15/38 (a)	850	1,009,375
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,355,826

		6,897,998

Total Capital Trusts – 3.3%		12,876,323

Corporate Bonds

Aerospace & Defense – 1.3%
Lockheed Martin Corp., 6.15%, 9/01/36	345	432,027
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,383,979
United Technologies Corp.:
1.80%, 6/01/17	820	837,415
6.05%, 6/01/36	450	580,691
4.50%, 6/01/42	1,665	1,828,844

		5,062,956

Corporate Bonds	Par (000)	Value

Air Freight & Logistics – 0.3%
Federal Express Corp. 2012 Pass-Through Trust,
2.63%, 1/15/18 (c)	$1,154	$1,151,866

Airlines – 0.1%
U.S. Airways Pass-Through Trust, Series 2012-1, Class A, 5.90%, 10/01/24	450	464,625

Automobiles – 0.6%
Daimler Finance North America LLC, 2.30%, 1/09/15 (c)	800	816,230
Ford Motor Co., 7.40%, 11/01/46	430	506,325
Volkswagen International Finance NV, 1.63%, 3/22/15 (c)	850	852,944

		2,175,499

Beverages – 0.3%
SABMiller Holdings, Inc., 1.85%, 1/15/15 (c)	1,300	1,318,567

Biotechnology – 1.3%
Amgen, Inc.:
1.88%, 11/15/14	1,975	2,005,654
2.30%, 6/15/16	550	565,275
5.15%, 11/15/41	375	391,468
5.38%, 5/15/43	2,000	2,163,488

		5,125,885

Capital Markets – 4.1%
Ameriprise Financial, Inc., 5.30%, 3/15/20	325	369,782
Credit Suisse AG/Guernsey, 1.63%, 3/06/15 (c)	370	371,306
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,665,704
6.25%, 9/01/17	635	690,416
6.15%, 4/01/18	525	569,142
5.75%, 1/24/22	3,075	3,245,982
6.25%, 2/01/41	725	755,997
Morgan Stanley:
0.95%, 10/15/15 (a)	2,050	1,826,238
6.25%, 8/28/17	885	913,489
7.30%, 5/13/19	1,625	1,755,388
5.50%, 7/28/21	295	290,651
Murray Street Investment Trust I, 4.65%, 3/09/17	450	450,868
UBS AG, 2.25%, 1/28/14	1,126	1,131,761

		16,036,724

Chemicals – 0.8%
The Dow Chemical Co., 5.25%, 11/15/41	575	635,626
Eastman Chemical Co., 2.40%, 6/01/17	1,995	2,016,135
Ecolab, Inc.:
2.38%, 12/08/14	265	273,733
5.50%, 12/08/41	250	299,949

		3,225,443

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO	General Obligation Bonds	RB	Revenue Bonds
	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	1

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Commercial Banks – 7.1%
Associated Banc-Corp., 5.13%, 3/28/16	$1,490	$1,594,802
Barclays Bank Plc, 5.14%, 10/14/20	1,500	1,417,614
HSBC Bank USA, N.A., 4.63%, 4/01/14	5,500	5,733,255
HSBC Holdings Plc:
6.80%, 6/01/38	1,505	1,723,795
6.10%, 1/14/42	500	612,338
ING Bank NV:
2.38%, 6/09/14 (c)	850	843,492
3.00%, 9/01/15 (c)	1,625	1,605,471
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)	350	306,030
Nordea Bank AB, 2.13%, 1/14/14 (c)	1,100	1,101,787
Regions Financial Corp., 5.75%, 6/15/15	550	577,500
Royal Bank of Scotland Group Plc, 5.00%, 11/12/13	3,000	3,001,800
Standard Chartered Plc, 5.50%, 11/18/14 (c)	2,200	2,381,060
Wells Fargo & Co.:
4.38%, 1/31/13	5,015	5,124,969
3.68%, 6/15/16 (d)	300	319,320
3.50%, 3/08/22	1,500	1,543,445

		27,886,678

Commercial Services & Supplies – 0.6%
The ADT Corp.:
2.25%, 7/15/17 (c)	400	401,876
3.50%, 7/15/22 (c)	450	451,510
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,579,930

		2,433,316

Communications Equipment – 0.4%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	725	784,813
Juniper Networks, Inc., 4.60%, 3/15/21	600	642,571

		1,427,384

Computers & Peripherals – 0.1%
Hewlett-Packard Co., 2.63%, 12/09/14	545	558,168

Consumer Finance – 2.3%
American Express Credit Corp., 1.75%, 6/12/15	950	960,790
Capital One Financial Corp.:
2.13%, 7/15/14	2,350	2,370,006
2.15%, 3/23/15	550	554,287
Discover Bank, 8.70%, 11/18/19	650	807,559
SLM Corp.:
5.00%, 10/01/13	1,075	1,107,250
0.77%, 1/27/14 (a)	500	477,627
5.38%, 5/15/14	1,550	1,604,193
6.25%, 1/25/16	1,055	1,107,750

		8,989,462

Diversified Financial Services – 10.1%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20	1,000	1,027,730
Bank of America Corp.:
6.50%, 8/01/16	3,330	3,656,786
5.63%, 10/14/16	325	345,398
5.75%, 12/01/17	1,755	1,872,929
5.70%, 1/24/22	2,150	2,367,782
BP Capital Markets Plc, 3.13%, 10/01/15	2,875	3,056,499

Corporate Bonds	Par (000)	Value

Diversified Financial Services (concluded)
Citigroup, Inc.:
5.50%, 10/15/14	$4,050	$4,288,014
4.75%, 5/19/15	785	823,968
5.30%, 1/07/16	1,000	1,061,576
4.45%, 1/10/17	1,675	1,755,807
6.00%, 10/31/33	100	100,145
6.13%, 8/25/36	100	98,358
5.88%, 1/30/42	325	354,954
CME Group Index Services LLC, 4.40%, 3/15/18 (c)	1,700	1,822,655
Ford Motor Credit Co. LLC, 2.75%, 5/15/15	2,350	2,369,068
General Electric Capital Corp.:
2.80%, 1/08/13	2,100	2,124,490
2.15%, 1/09/15	1,000	1,016,852
6.75%, 3/15/32	1,075	1,331,047
6.15%, 8/07/37	715	844,718
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,190,985
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14 (c)	750	729,811
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/16	575	604,469
8.00%, 1/15/18	250	265,625
JPMorgan Chase & Co., 6.00%, 1/15/18	2,150	2,467,901
JPMorgan Chase Bank, N.A., 6.00%, 7/05/17	1,427	1,591,352
Merrill Lynch & Co., Inc.:
6.05%, 5/16/16	1,350	1,395,750
7.75%, 5/14/38	500	570,328
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	634	653,110

		39,788,107

Diversified Telecommunication Services – 3.3%
AT&T Inc., 6.50%, 9/01/37	890	1,131,516
British Telecommunications Plc, 1.59%, 12/20/13 (a)	1,075	1,081,166
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	982,590
Qwest Corp., 7.50%, 10/01/14	1,075	1,198,351
Telecom Italia Capital SA, 5.25%, 11/15/13	1,360	1,363,400
Telefonica Emisiones SAU, 7.05%, 6/20/36	700	612,001
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	1,375	1,379,596
Verizon Communications, Inc.:
1.95%, 3/28/14	3,025	3,091,707
6.25%, 4/01/37	850	1,081,469
Verizon Global Funding Corp., 7.75%, 12/01/30	750	1,057,898

		12,979,694

Electric Utilities – 6.1%
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	450,767
Carolina Power & Light Co., 6.30%, 4/01/38	750	1,032,048
The Cleveland Electric Illuminating Co., 5.65%, 12/15/13	450	476,475
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	534,700
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,795,618
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,285,151
Exelon Generation Co. LLC, 4.25%, 6/15/22 (c)	1,095	0

2	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Electric Utilities (concluded)
Florida Power & Light Co., 5.95%, 2/01/38	$1,075	$1,428,104
Great Plains Energy, Inc., 5.29%, 6/15/22 (d)	745	803,644
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,972,464
Kentucky Utilities Co., 5.13%, 11/01/40	1,050	1,267,866
Kiowa Power Partners LLC, 4.81%, 12/30/13 (c)	6	5,901
Louisville Gas & Electric Co., 1.63%, 11/15/15	299	304,125
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	2,170	2,550,857
5.75%, 4/01/18	1,475	1,749,592
Mississippi Power Co., 4.25%, 3/15/42	400	409,740
Ohio Edison Co., 6.40%, 7/15/16	190	218,451
Ohio Power Co.:
5.38%, 10/01/21	675	796,919
6.60%, 3/01/33	675	855,081
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22 (c)	900	917,594
5.30%, 6/01/42 (c)	1,650	1,737,628
PacifiCorp, 6.00%, 1/15/39	450	591,249
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,234,072
3.15%, 4/01/22	775	782,105
Southern California Edison Co., 5.35%, 7/15/35	825	1,004,692

		24,204,843

Energy Equipment & Services – 1.4%
Ensco Plc, 3.25%, 3/15/16	1,600	1,680,134
Halliburton Co., 7.45%, 9/15/39	320	473,400
Transocean, Inc.:
5.05%, 12/15/16	1,150	1,247,341
6.00%, 3/15/18	600	670,203
6.50%, 11/15/20	1,175	1,332,790
6.38%, 12/15/21	280	320,255

		5,724,123

Food & Staples Retailing – 1.4%
CVS Caremark Corp., 5.75%, 6/01/17	680	803,071
Tesco Plc, 5.50%, 11/15/17 (c)	1,840	2,136,233
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	816,926
6.50%, 8/15/37	1,060	1,495,045
6.20%, 4/15/38	230	312,875

		5,564,150

Food Products – 1.5%
Kraft Foods Group, Inc., 5.00%, 6/04/42 (c)	1,950	2,063,833
Kraft Foods, Inc.:
6.50%, 8/11/17	2,640	3,203,078
6.50%, 11/01/31	375	462,401

		5,729,312

Gas Utilities – 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,070,185

Health Care Equipment & Supplies – 1.1%
CareFusion Corp., 6.38%, 8/01/19	695	819,678
Covidien International Finance SA:
1.35%, 5/29/15	800	801,039
6.00%, 10/15/17	2,300	2,781,507

		4,402,224

Corporate Bonds	Par (000)	Value

Health Care Providers & Services – 1.0%
Aetna, Inc., 4.50%, 5/15/42	$900	$915,140
Aristotle Holding, Inc.:
2.10%, 2/12/15 (c)	775	782,577
3.50%, 11/15/16 (c)	458	482,212
Coventry Health Care, Inc., 5.45%, 6/15/21	850	955,490
WellPoint, Inc.:
6.38%, 6/15/37	375	472,695
4.63%, 5/15/42	400	412,351

		4,020,465

Independent Power Producers & Energy Traders – 0.2%
Ipalco Enterprises, Inc., 5.00%, 5/01/18	925	936,563

Industrial Conglomerates – 0.4%
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (c)	1,000	1,068,942
Tyco Electronics Group SA, 3.50%, 2/03/22	600	598,052

		1,666,994

Insurance – 5.4%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	650,031
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	866,654
American International Group, Inc.:
4.88%, 9/15/16	500	530,367
3.80%, 3/22/17	900	917,451
5.45%, 5/18/17	725	787,049
5.85%, 1/16/18	1,450	1,603,008
6.40%, 12/15/20	485	548,766
4.88%, 6/01/22	2,000	2,046,444
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (c)	1,100	1,076,835
Genworth Financial, Inc.:
6.52%, 5/22/18	200	191,657
7.63%, 9/24/21	780	736,971
International Lease Finance Corp., 6.38%, 3/25/13	750	765,937
Manulife Financial Corp., 4.90%, 9/17/20	750	787,650
MetLife Institutional Funding II, 1.63%, 4/02/15 (c)	6,000	6,003,318
New York Life Global Funding, 1.30%, 1/12/15 (c)	1,300	1,302,765
Pricoa Global Funding I, 5.40%, 10/18/12 (c)	2,125	2,152,102
Prudential Financial, Inc., 5.70%, 12/14/36	375	383,627

		21,350,632

Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.:
4.45%, 9/14/12	850	855,810
5.00%, 7/15/20	875	991,015
Life Technologies Corp., 3.50%, 1/15/16	1,295	1,348,210

		3,195,035

Machinery – 0.3%
AGCO Corp., 5.88%, 12/01/21	775	841,720
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	220	231,955

		1,073,675

Media – 9.8%
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	3,000	3,162,096

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	3

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Media (concluded)
Comcast Corp.:
5.90%, 3/15/16	$955	$1,099,826
6.50%, 11/15/35	1,375	1,673,066
6.55%, 7/01/39	925	1,152,620
6.40%, 3/01/40	300	374,278
COX Communications, Inc.:
7.13%, 10/01/12	2,250	2,283,741
4.63%, 6/01/13	5,000	5,175,470
8.38%, 3/01/39 (c)	625	879,558
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16	1,950	2,056,745
3.80%, 3/15/22	1,250	1,264,116
6.38%, 3/01/41	229	262,191
Discovery Communications LLC:
3.70%, 6/01/15	1,175	1,255,351
4.95%, 5/15/42	525	547,912
Grupo Televisa SAB, 6.63%, 1/15/40	900	1,096,148
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17	1,375	1,553,750
NBCUniversal Media LLC, 2.88%, 4/01/16	587	612,070
News America, Inc.:
7.28%, 6/30/28	1,075	1,263,229
6.40%, 12/15/35	1,025	1,181,796
Omnicom Group, Inc., 4.45%, 8/15/20	599	645,883
TCM Sub LLC, 3.55%, 1/15/15 (c)	1,750	1,842,941
Thomson Reuters Corp., 5.95%, 7/15/13	2,300	2,406,669
Time Warner Cable, Inc.:
7.50%, 4/01/14	1,425	1,579,886
5.85%, 5/01/17	2,000	2,350,112
8.25%, 4/01/19	1,120	1,463,502
Time Warner, Inc., 6.25%, 3/29/41	682	793,011
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	820	891,750

		38,867,717

Metals & Mining – 1.6%
Barrick Gold Corp., 2.90%, 5/30/16	750	786,710
Barrick North America Finance LLC, 5.70%, 5/30/41	950	1,073,644
Cliffs Natural Resources, Inc., 4.80%, 10/01/20	600	591,535
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	1,000	983,878
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	1,025	1,415,144
Southern Copper Corp., 6.75%, 4/16/40	450	476,532
Teck Resources Ltd., 10.25%, 5/15/16	850	948,813

		6,276,256

Multiline Retail – 0.2%
Kohl’s Corp., 6.25%, 12/15/17	600	719,907

Multi-Utilities – 2.2%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	1,009,248
NiSource Finance Corp., 5.25%, 2/15/43	800	811,167
Northern States Power Co., 6.20%, 7/01/37	725	988,694
Sempra Energy, 6.50%, 6/01/16	975	1,147,017
Virginia Electric & Power Co.:
5.40%, 1/15/16	3,000	3,431,586
6.00%, 1/15/36	900	1,163,479

		8,551,191

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels – 6.7%
Anadarko Petroleum Corp.:
5.75%, 6/15/14	$900	$967,333
6.20%, 3/15/40	700	794,546
Apache Corp., 5.25%, 2/01/42	600	705,305
Canadian Natural Resources Ltd., 5.90%, 2/01/18	1,700	2,005,558
Cenovus Energy, Inc., 6.75%, 11/15/39	355	442,279
DCP Midstream LLC:
5.35%, 3/15/20 (c)	260	283,754
4.75%, 9/30/21 (c)	161	170,111
El Paso Natural Gas Co., 8.63%, 1/15/22	485	620,792
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20	390	452,625
5.00%, 10/01/21	900	973,735
Energy Transfer Partners LP:
5.20%, 2/01/22	2,300	2,463,098
6.50%, 2/01/42	1,300	1,393,132
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	533,453
6.45%, 9/01/40	800	952,682
5.70%, 2/15/42	490	542,108
EOG Resources, Inc., 2.50%, 2/01/16	1,000	1,041,001
Kinder Morgan Energy Partners LP:
3.95%, 9/01/22	875	886,473
7.30%, 8/15/33	1,400	1,679,303
5.63%, 9/01/41	475	492,921
Marathon Petroleum Corp., 6.50%, 3/01/41	422	479,585
Nexen, Inc., 6.40%, 5/15/37	1,300	1,377,585
Phillips 66, 2.95%, 5/01/17 (c)	760	780,952
Ruby Pipeline LLC, 4.50%, 4/01/17 (c)	900	907,118
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,092,831
Shell International Finance BV, 6.38%, 12/15/38	800	1,132,074
Valero Energy Corp., 6.63%, 6/15/37	426	477,668
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,134,562
The Williams Cos., Inc.:
7.88%, 9/01/21	550	694,610
7.75%, 6/15/31	186	230,889
8.75%, 3/15/32	155	210,339
Williams Partners LP:
4.00%, 11/15/21	435	451,867
6.30%, 4/15/40	225	266,470

		26,636,759

Paper & Forest Products – 0.6%
Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19	900	1,059,685
International Paper Co., 7.95%, 6/15/18	1,150	1,449,148

		2,508,833

Pharmaceuticals – 3.9%
Allergan, Inc., 5.75%, 4/01/16	550	637,475
Hospira, Inc., 5.90%, 6/15/14	1,075	1,152,715
Merck & Co., Inc., 6.55%, 9/15/37	625	894,665
Roche Holding, Inc., 6.00%, 3/01/19 (c)	1,200	1,492,613
Sanofi-Aventis SA, 2.63%, 3/29/16	430	451,159
Teva Pharmaceutical Finance Co. LLC:
5.55%, 2/01/16	2,400	2,722,478
6.15%, 2/01/36	650	844,618

4	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Pharmaceuticals (concluded)
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	$1,350	$1,419,900
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	1,025	1,088,979
Wyeth LLC:
5.50%, 2/15/16	1,110	1,284,525
5.45%, 4/01/17	1,500	1,769,943
5.95%, 4/01/37	1,175	1,542,233

		15,301,303

Professional Services – 0.2%
Experian Finance Plc, 2.38%, 6/15/17 (c)	600	600,672

Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp.:
4.63%, 4/01/15	2,500	2,646,243
4.70%, 3/15/22	575	590,286
Boston Properties LP, 3.85%, 2/01/23	750	757,045
Developers Diversified Realty Corp.:
4.75%, 4/15/18	280	290,415
7.88%, 9/01/20	350	418,499
HCP, Inc., 3.75%, 2/01/16	525	545,990
Plum Creek Timberlands LP, 4.70%, 3/15/21	875	909,128
ProLogis LP, 6.25%, 3/15/17	525	596,706
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21	845	877,818

		7,632,130

Road & Rail – 1.3%
Asciano Finance Ltd., 5.00%, 4/07/18 (c)	600	626,741
Burlington Northern Santa Fe LLC:
5.65%, 5/01/17	425	498,287
5.75%, 5/01/40	500	596,165
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,461,127
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	614,829
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (c)	1,500	1,508,970

		5,306,119

Semiconductors & Semiconductor Equipment – 0.5%
Samsung Electronics America, Inc., 1.75%, 4/10/17 (c)	2,155	2,149,419

Software – 1.1%
BMC Software, Inc., 4.25%, 2/15/22	700	700,520
Oracle Corp.:
5.25%, 1/15/16	2,100	2,407,734
5.38%, 7/15/40	475	581,984
Symantec Corp., 2.75%, 6/15/17	575	577,581

		4,267,819

Specialty Retail – 0.8%
The Home Depot, Inc., 5.40%, 9/15/40	625	765,181
Lowe’s Cos., Inc., 4.65%, 4/15/42	875	929,163
QVC, Inc.:
7.50%, 10/01/19 (c)	865	960,150
7.38%, 10/15/20 (c)	310	343,325

		2,997,819

Corporate Bonds	Par (000)	Value

Tobacco – 1.5%
Altria Group, Inc.:
9.95%, 11/10/38	$140	$222,610
10.20%, 2/06/39	936	1,522,615
B.A.T. International Finance Plc, 1.40%, 6/05/15 (c)	1,200	1,199,860
Lorillard Tobacco Co., 3.50%, 8/04/16	1,100	1,146,708
Philip Morris International, Inc., 5.65%, 5/16/18	1,385	1,672,649

		5,764,442

Wireless Telecommunication Services – 3.1%
Alltel Corp., 7.88%, 7/01/32	470	702,321
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,338,617
2.38%, 9/08/16	3,140	3,221,329
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	305	417,357
Crown Castle Towers LLC, 6.11%, 1/15/20 (c)	1,450	1,678,543
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,467,501
Vodafone Group Plc, 5.75%, 3/15/16	2,000	2,306,586

		12,132,254

Total Corporate Bonds – 88.0%		347,275,215

Foreign Agency Obligations

Nakilat, Inc., 6.07%, 12/31/33 (c)	25	27,813
Petrobras International Finance Co.:
2.88%, 2/06/15	775	786,625
3.88%, 1/27/16	700	722,708
5.88%, 3/01/18	2,350	2,604,881
7.88%, 3/15/19	450	547,356
6.88%, 1/20/40	845	1,005,147

Total Foreign Agency Obligations – 1.4%		5,694,530

Foreign Government Obligations

Brazil – 0.5%
Federative Republic of Brazil:
4.88%, 1/22/21	1,400	1,619,100
5.63%, 1/07/41	440	539,660

		2,158,760

Colombia – 0.2%
Republic of Colombia, 4.38%, 7/12/21	825	926,475

Mexico – 1.1%
United Mexican States:
5.88%, 2/17/14	1,775	1,901,913
5.95%, 3/19/19	1,100	1,340,900
4.75%, 3/08/44	900	969,750

		4,212,563

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	5

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)	Value

United Arab Emirates – 0.6%
Abu Dhabi Government International Bonds, 6.75%, 4/08/19	$1,750	$2,198,437

Total Foreign Government Obligations – 2.4%		9,496,235

Taxable Municipal Bonds	Par (000)

Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,280,380
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	2,000	2,876,480
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	2,325	3,400,127
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,399,380
State of California GO:
7.30%, 10/01/39	510	637,112
7.63%, 3/01/40	150	193,736
7.60%, 11/01/40	430	555,117
State of Illinois GO, 4.42%, 1/01/15	1,100	1,157,585

Total Taxable Municipal Bonds – 2.9%		11,499,917

U.S. Government Sponsored Agency Securities

Agency Obligations – 0.5%
Fannie Mae, 2.91%, 10/09/19 (e)	2,250	1,823,785

U.S. Treasury Obligations

U.S. Treasury Notes:
0.63%, 5/31/17 (f)	2,560	2,548,201
1.75%, 5/15/22	125	126,016

Total U.S. Treasury Obligations – 0.7%		2,674,217

Total Long-Term Investments (Cost – $364,373,933) – 99.2%		391,340,222

Short-Term Securities	Shares

Dreyfus Treasury Prime, 0.00% (g)	3,542,005	3,542,005

Total Short-Term Securities (Cost – $3,542,005) – 0.9%		3,542,005

Options Purchased	Contracts	Value

Exchange-Traded Put Options – 0.0%
U.S. Treasury Notes (10 Year), Strike Price $131, Expires 7/27/12	49	$5,359

Options Purchased	Notional Amount (000)

Over-the-Counter Interest Rate Call Swaptions – 0.0%
Receive a fixed rate of 0.71% and pay a floatingrate based on 3-month LIBOR, Expires 7/01/13, Broker Credit Suisse Group AG	$18,150	55,085
Receive a fixed rate of 2.61% and pay a floatingrate based on 3-month LIBOR, Expires 1/13/14, Broker Credit Suisse Group AG	1,400	87,216

		142,301

Over-the-Counter Interest Rate Put Swaptions – 0.1%
Pay a fixed rate of 0.71% and receive a floatingrate based on 3-month LIBOR, Expires 7/01/13, Broker Credit Suisse Group AG	18,150	55,085
Pay a fixed rate of 2.61% and receive a floatingrate based on 3-month LIBOR, Expires 1/13/14, Broker Credit Suisse Group AG	1,400	35,459
Pay a fixed rate of 4.50% and receive a floatingrate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG	3,500	89,484

		180,028

Total Options Purchased (Cost – $397,389) – 0.1%		327,688

Total Investments Before Options Written (Cost – $368,313,327*) – 100.2%		395,209,915

Options Written	Notional Amount (000)	Value

Over-the-Counter Interest Rate Call Swaptions – (0.6)%
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.	2,000	(24,527)
Pay a fixed rate of 4.71% and receive a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citigroup, Inc.	9,600	(2,163,616)

		(2,188,143)

Over-the-Counter Interest Rate Put Swaptions – 0.0%
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.	2,000	(18,048)
Receive a fixed rate of 4.71% and pay a floating rate based on 3-month LIBOR, Expires 3/24/14, Broker Citigroup, Inc.	9,600	(38,070)

6	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments (continued)	Series C Portfolio (Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value

Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 6.00% and pay a floatingrate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG	$7,000	$(89,489)

		(145,607)

Total Options Written
(Premiums Received – $1,310,220) – (0.6)%		(2,333,750)

Total Investments Net of Options Written – 99.6%		392,876,165
Other Assets Less Liabilities – 0.4%		1,715,184

Net Assets – 100.0%		$394,591,349

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$368,411,225

Gross unrealized appreciation.	$28,852,459
Gross unrealized depreciation.	(2,053,769)

Net unrealized appreciation	$26,798,690

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(g)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Deutsche Bank Securities, Inc.	0.21%	6/05/12	Open	$2,334,504	$2,334,150
[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
270	U.S. Treasury Notes (5 Year)	Chicago Mercantile	September 2012	$33,471,563	$(43,725)
189	U.S. Treasury Notes (10 Year)	Chicago Mercantile	September 2012	$25,207,875	(66,715)
48	U.S. Treasury Bonds (20 Year)	Chicago Mercantile	September 2012	$7,102,500	29,494
Total					$(80,946)

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
75	U.S. Treasury Notes (2 Year)	Chicago Mercantile	September 2012	$16,514,063	$14,904
14	Ultra Treasury Bonds	Chicago Mercantile	September 2012	$2,335,813	17,333
Total					$32,237

—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.17%[1]	3-month LIBOR	Credit Suisse Group AG	4/11/17	$5,400	$(70,770)
1.18%[1]	3-month LIBOR	Deutsche Bank AG	4/11/17	$7,500	(101,979)
1.10%[1]	3-month LIBOR	JPMorgan Chase & Co.	5/22/17	$6,600	(51,828)
1.10%[1]	3-month LIBOR	Deutsche Bank AG	5/29/17	$3,100	(24,717)
4.03%[1]	3-month LIBOR	UBS AG	4/18/22	$800	(143,857)
2.05%[2]	3-month LIBOR	Credit Suisse Group AG	5/02/22	$200	5,725
2.05%[2]	3-month LIBOR	Credit Suisse Group AG	5/04/22	$1,400	40,083
2.06%[2]	3-month LIBOR	Credit Suisse Group AG	5/08/22	$6,100	178,940
1.80%[2]	3-month LIBOR	Citigroup, Inc.	6/01/22	$1,300	4,607
1.76%[2]	3-month LIBOR	Citigroup, Inc.	6/25/22	$2,200	(4,195)
Total					$(167,991)

[1]	Fund pays a fixed rate and receives a floating rate.
[2]	Fund pays a floating rate and receives a fixed rate.

—	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

News America, Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/17	$3,000	$25,208

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	7

Schedule of Investments (concluded)	Series C Portfolio

—	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counter- party	Expi- ration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	6/20/17	BBB-	$2,645	$(6,546)

The Interpublic Group of Cos., Inc.	1.00%	Goldman Sachs Group, Inc.	6/20/17	BB+	$3,000	18,192

Anadarko Petroleum Corp.	1.00%	Morgan Stanley	6/20/17	BBB-	$200	513
Total						$12,159

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

CDX.NA.IG Series 18 Version 1	1.00%	Deutsche Bank AG	6/20/17	$10,850	$15,643

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$391,340,222	–	$391,340,222
Short-Term Securities	$3,542,005	–	–	3,542,005
Total	$3,542,005	$391,340,222	–	$394,882,227

[1]	See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$67,090	$551,684	–	$618,774
Credit contracts	–	59,556	–	59,556
Liabilities:
Interest rate contracts	(110,440)	(2,731,096)	–	(2,841,536)
Credit contracts	–	(6,546)	–	(6,546)
Total	$(43,350)	$(2,126,402)	–	$(2,169,752)

[2]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,839,376	–	–	$1,839,376
Cash pledged as collateral for financial futures contracts	511,000	–	–	511,000
Cash pledged as collateral for swap contracts.	2,586,000	–	–	2,586,000
Liabilities:
Reverse repurchase agreements.	–	$(2,334,150)	–	(2,334,150)

Total	$4,936,376	$(2,334,150)	–	$2,602,226

There were no transfers between levels during the period ended June 30, 2012.

8	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	Series M Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

AH Mortgage Advance Trust, Series SART-1, Class A1R, 2.23%, 5/10/13 (a)	$2,169	$2,169,847
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A3, 3.04%, 10/15/13	66	66,578
CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.09%, 8/15/13 (a)	719	719,207
DT Auto Owner Trust, Series 2012-1A, Class A, 1.05%, 9/16/13 (a)	888	887,894
Ford Credit Auto Owner Trust:
Series 2009-A, Class A4, 6.07%, 5/15/14	1,827	1,862,999
Series 2009-D, Class A3, 2.17%, 10/15/13	105	105,088
Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, 4/15/17	884	887,166
SLM Student Loan Trust:
Series 2008-4, Class A4, 2.12%, 1/24/17 (b)	7,350	7,628,573
Series 2008-5, Class A2, 1.57%, 10/25/16 (b)	421	425,155
Series 2008-5, Class A3, 1.77%, 1/25/18 (b)	10,000	10,221,391
Series 2012-C, Class A1, 1.34%, 1/15/16 (a)(b)	2,000	2,001,580
Series 2012-C, Class A2, 3.31%, 5/15/17 (a)	1,100	1,107,014

Total Asset-Backed Securities – 8.8%		28,082,492

Corporate Bonds

Diversified Financial Services – 1.0%
Tiers Trust, Series 2012-01, 2.22%, 5/12/14 (a)(b)	3,100	3,100,000

Non-Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities – 26.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.99%, 11/15/13 (a)(b)	5,385	5,102,217
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 10/13/14 (b)	7,355	7,839,680
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (b)	1,000	1,117,457
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)(c)	10,255	11,810,663
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	566,015
Commercial Mortgage Asset Trust, Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	5,121,040
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.59%, 2/15/39 (b)	3,306	3,365,799
Series 2006-C4, Class A3, 5.47%, 8/15/16	5,770	6,388,273
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A4, 4.89%, 3/10/40	1,040	1,095,398

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class B, 5.10%, 7/10/39 (b)	$1,000	$1,012,097
Series 2003-C2, Class A2, 5.64%, 5/10/40 (b)	3,465	3,603,257
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1, Class B, 5.10%, 11/11/12 (b)	1,000	1,009,406
Series 2005-GG3, Class A3, 4.57%, 8/10/42	1,277	1,292,689
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 5/10/17 (b)(c)	16,200	17,978,987
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	307,111
Series 2006-LDP7, Class A4, 6.06%, 4/15/45 (b)	2,105	2,402,152
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	3,893	3,981,780
LB-UBS Commercial Mortgage Trust:
Series 2004-C4, Class A4, 5.45%, 6/15/29 (b)	220	234,085
Series 2006-C3, Class A4, 5.66%, 3/15/39 (b)	355	398,746
Series 2007-C2, Class A2, 5.30%, 2/15/40	1,243	1,243,580
Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A2, 6.04%, 8/11/12 (b)	4,090	4,089,481
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48	3,301	3,295,896

Total Non-Agency Mortgage-Backed Securities – 26.1%		83,255,809

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations – 0.5%
Freddie Mac:
Series 2511, Class IG, 2.92%, 5/01/36 (b)	1,164	1,249,918
Series 2864, Class NA, 5.50%, 1/15/31	368	376,195

		1,626,113

Federal Deposit Insurance Corporation Guaranteed – 1.7%
Citigroup Funding, Inc., 2.25%, 12/10/12	5,320	5,367,726

		5,367,726

Mortgage-Backed Securities – 129.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/27 (d)	12,900	13,295,063
3.00%, 9/16/14-7/01/42 (d)	46,830	48,833,631
3.50%, 12/01/26-7/01/42 (d)	52,602	55,451,839
4.00%, 7/01/27-7/01/42 (d)	41,400	44,048,250
4.50%, 7/01/27-7/01/42 (d)	40,600	43,542,375
5.00%, 10/01/35-7/01/42 (d)	32,183	34,836,965
5.50%, 7/01/42 (d)	9,500	10,360,938
6.00%, 7/01/42 (d)	25,200	27,688,500
6.50%, 9/01/36-10/01/39	9,507	10,733,907

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	9

Schedule of Investments (continued)	Series M Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities, 4.00%, 6/01/18-7/01/42 (d)	$39,633	$41,959,866
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/42 (d)	9,100	9,452,625
4.00%, 7/15/42 (d)	23,300	25,447,969
4.50%, 7/15/42 (d)	100	109,344
5.00%, 7/15/33-7/15/42 (d)	17,587	19,414,583
5.50%, 7/15/38-12/20/41	5,857	6,506,933
6.00%, 12/20/41-7/15/42 (d)	7,401	8,299,370
6.50%, 7/15/42 (d)	12,000	13,728,750

		413,710,908

Total U.S. Government Sponsored Agency Securities – 131.9%		420,704,747

U.S. Treasury Obligations

U.S. Treasury Notes:
0.38%, 3/15/15	1,120	1,119,300
1.00%, 3/31/17	3,230	3,274,413

Total U.S. Treasury Obligations – 1.4%		4,393,713

Total Long-Term Investments (Cost – $533,478,740) – 169.2%		539,536,761

Short-Term Securities	Shares

Dreyfus Treasury Prime, 0.00% (e)	120,309,636	120,309,636

Total Short-Term Securities (Cost – $120,309,636) – 37.7%		120,309,636

Total Investments Before TBA Sale Commitments (Cost – $653,788,376*) – 206.9%		659,846,397

TBA Sale Commitments (d)	Par (000)

Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/27	$7,100	(7,317,438)
3.00%, 7/01/27	11,900	(12,465,250)
3.50%, 7/01/27-7/01/42	21,400	(22,519,281)
4.00%, 7/01/27-7/01/42	26,800	(28,513,124)
4.50%, 7/01/42	3,400	(3,646,500)
5.50%, 7/01/42	7,600	(8,288,750)
6.00%, 7/01/42	1,000	(1,098,750)
Freddie Mac Mortgage-Backed Securities,
4.00%, 7/01/42	14,400	(15,216,754)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/42	9,100	(9,452,625)
5.00%, 7/15/42	2,000	(2,200,625)
5.50%, 7/15/42	1,400	(1,553,125)
6.00%, 7/15/42	1,100	(1,234,750)

Total TBA Sale Commitments (Proceeds – $113,339,230) – (35.6)%		(113,506,972)

Value

Total Investments Net of TBA Sale Commitments – 171.3%	$546,339,425
Liabilities in Excess of Other Assets – (71.3)%	(227,335,067)

Net Assets – 100.0%	$319,004,358

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$653,829,760

Gross unrealized appreciation.	$6,243,104
Gross unrealized depreciation.	(226,467)

Net unrealized appreciation	$6,016,637

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$7,193,547	$(3,149)
Barclays Plc	$(1,195,704)	$(8,258)
Citigroup, Inc.	$28,491,875	$71,430
Credit Suisse Group AG	$61,852,937	$(27,950)
Deutsche Bank AG	$16,174,031	$(28,125)
Goldman Sachs Group, Inc.	$57,754,951	$105,584
JPMorgan Chase & Co.	$11,454,128	$7,730
Morgan Stanley	$41,420,438	$120,789
UBS AG	$3,739,500	$2,811
Wells Fargo & Co.	$(5,809,375)	$(2,578)

(e)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	(1.25)%	3/20/12	Open	$4,758,089	$4,775,000
Citigroup Global Markets, Inc.	(0.50)%	6/26/12	Open	16,701,040	16,702,200
Total				$21,459,129	$21,477,200

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

10	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments (continued)	Series M Portfolio

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
458	U.S. Treasury Notes (2 Year)	Chicago Mercantile	September 2012	$100,845,875	$(48,359)
304	Ultra Treasury Bonds	Chicago Mercantile	September 2012	$50,720,500	189,433
Total					$141,074

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
676	U.S. Treasury Notes (5 Year)	Chicago Mercantile	September 2012	$83,802,875	$100,727
556	U.S. Treasury Notes (10 Year)	Chicago Mercantile	September 2012	$74,156,500	(92,813)
Total					$7,914

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	–	$22,804,051	$5,278,441	$28,082,492
Corporate Bonds	–	–	3,100,000	3,100,000
Non-Agency Mortgage-Backed Securities	–	83,255,809	–	83,255,809
U.S. Government Sponsored Agency Securities	–	420,704,747	–	420,704,747
U.S. Treasury Obligations	–	4,393,713	–	4,393,713
Short-Term Securities	$120,309,636	–	–	120,309,636
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(113,506,972)	–	(113,506,972)
Total	$120,309,636	$417,651,348	$8,378,441	$546,339,425

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$290,160	–	–	$290,160
Liabilities:
Interest rate contracts	(141,172)	–	–	(141,172)
Total	$148,988	–	–	$148,988

[1]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	11

Schedule of Investments (concluded)	Series M Portfolio

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of March 31, 2012.	–	–	–
Transfers into Level 3[2]	–	–	–
Transfers out of Level 3[2]	–	–	–
Accrued discounts/premiums	$4	$(70)	$(66)
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/ depreciation[3]	10,211	(860)	9,351
Purchases	5,268,226	3,100,930	8,369,156
Sales	–	–	–
Closing Balance, as of June 30, 2012	$5,278,441	$3,100,000	$8,378,441

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $9,351.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$53,868	–	–	$53,868
Cash pledged as collateral for financial futures contracts.	525,000	–	–	525,000
Liabilities:
Reverse repurchase agreements	–	$(21,477,200)	–	(21,477,200)
Total	$578,868	$(21,477,200)	–	$(20,898,332)

12	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments June 30, 2012 (Unaudited)	Series S Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/13 (a)	$570	$574,396
AmeriCredit Automobile Receivables Trust:
Series 2009-1, Class A3, 3.04%, 10/15/13	55	54,927
Series 2010-4, Class A3, 1.27%, 4/08/15	860	861,628
Series 2011-1, Class A3, 1.39%, 9/08/15	330	331,850
Series 2012-2, Class D, 3.38%, 3/08/16	435	437,451
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 8/01/14	38	37,822
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.99%, 4/07/15 (a)(b)	400	400,000
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	31	31,521
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.99%, 8/15/14 (a)(b)	697	731,935
Credit Acceptance Auto Loan Trust:
Series 2011-1, Class A, 2.61%, 3/15/19 (a)	710	719,912
Series 2012-1A, Class A, 2.20%, 9/16/19 (a)	1,150	1,153,426
Ford Credit Auto Lease Trust, Series 2010-B, Class A4, 1.04%, 1/15/13 (a)	800	801,647
Ford Credit Auto Owner Trust, Series 2009-A, Class A4, 6.07%, 5/15/14	376	383,559
Ford Credit Floorplan Master Owner Trust:
Series 2010-1, Class A, 1.89%, 12/15/12 (a)(b)	1,690	1,701,860
Series 2010-5, Class C, 2.07%, 9/15/13 (a)	185	186,164
Series 2011-2, Class C, 2.37%, 9/15/13	240	240,373
Series 2011-2, Class D, 2.86%, 9/15/13	245	245,365
Series 2012-1, Class B, 1.14%, 1/15/14 (b)	795	795,202
Series 2012-1, Class C, 1.74%, 1/15/14 (b)	890	890,405
Series 2012-1, Class D, 2.34%, 1/15/14 (b)	500	500,254
PFS Financing Corp., Series 2012-AA, Class A, 1.44%, 2/17/14 (a)(b)	1,000	1,003,648
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)	872	865,644
Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)	421	417,653
Santander Drive Auto Receivables Trust:
Series 2010-1, Class A3, 1.84%, 11/17/14	567	570,635
Series 2010-B, Class B, 2.10%, 9/15/14 (a)	605	607,311
Series 2010-A, Class A2, 1.37%, 8/15/13 (a)	78	77,958
Series 2010-B, Class A3, 1.31%, 2/17/14 (a)	820	821,162
Series 2011-1, Class A3, 1.28%, 1/15/15	820	823,512
Series 2011-S1A, Class D, 3.10%, 3/15/13 (a)	404	405,292
Series 2012-1, Class C, 3.78%, 6/15/15	390	401,318

Asset-Backed Securities	Par (000)	Value

SLC Student Loan Trust, Series 2006-A, Class A4, 0.59%, 10/15/15 (b)	$329	$327,564
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.87%, 3/15/22 (b)	520	504,266
Series 2004-1, Class A2, 0.61%, 7/25/18 (b)	210	209,490
Series 2004-10, Class A4A, 0.87%, 7/27/20 (a)(b)	285	285,444
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)	760	735,427
Series 2007-7, Class A2, 0.67%, 1/25/16 (b)	891	890,280
Series 2008-5, Class A2, 1.57%, 10/25/16 (b)	1,715	1,730,794
Series 2010-C, Class A1, 1.89%, 2/15/13 (a)(b)	344	344,690
Series 2012-B, Class A1, 1.34%, 5/15/15 (a)(b)	245	245,659
Series 2012-C, Class A1, 1.34%, 1/15/16 (a)(b)	940	940,743

Total Asset-Backed Securities – 17.1%		23,288,187

Capital Trusts

Consumer Finance – 0.5%
Capital One Capital V, 10.25%, 8/15/39	480	489,600
Capital One Capital VI, 8.88%, 5/15/40	240	243,900

Total Capital Trusts – 0.5%		733,500

Corporate Bonds

Aerospace & Defense – 0.4%
United Technologies Corp., 1.80%, 6/01/17	470	479,982

Air Freight & Logistics – 0.2%
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (a)	337	336,377

Airlines – 0.8%
UAL Pass-Through Trust:
10.40%, 11/01/16	472	538,433
9.75%, 1/15/17	509	579,307

		1,117,740

Automobiles – 0.3%
Volkswagen International Finance NV, 1.08%, 4/01/14 (a)(b)	445	444,081

Beverages – 1.1%
Anheuser-Busch Cos, Inc., 5.00%, 1/15/15 (c)	365	399,392
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12	62	62,420
2.50%, 3/26/13 (c)	1,050	1,064,667

		1,526,479

Biotechnology – 0.4%
Amgen, Inc., 1.88%, 11/15/14 (c)	538	546,350

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	13

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Capital Markets – 5.6%
The Bank of New York Mellon Corp., 4.30%, 5/15/14 (c)	$750	$799,601
Credit Suisse New York:
3.45%, 7/02/12 (c)	1,300	1,300,000
5.50%, 5/01/14 (c)	560	593,681
3.50%, 3/23/15 (c)	790	818,955
Deutsche Bank AG, 5.38%, 10/12/12 (c)	760	769,749
The Goldman Sachs Group, Inc.:
1.47%, 2/07/14 (b)	1,480	1,462,315
5.13%, 1/15/15 (c)	130	135,727
3.30%, 5/03/15 (c)	690	689,905
3.63%, 2/07/16 (c)	950	950,105
Morgan Stanley, 5.30%, 3/01/13	100	101,929

		7,621,967

Chemicals – 0.8%
Airgas, Inc., 2.85%, 10/01/13	1,058	1,080,763

Commercial Banks – 8.0%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)(c)	1,010	1,053,561
ANZ National International Ltd., 2.38%, 12/21/12 (a)(c)	675	679,560
Bank of Nova Scotia:
2.15%, 8/03/16 (a)	370	384,533
1.75%, 3/22/17 (a)	549	559,972
Barclays Bank Plc, 2.50%, 1/23/13 (c)	735	740,357
HSBC Bank Plc:
1.27%, 1/17/14 (a)(b)	705	706,534
3.10%, 5/24/16 (a)(c)	575	593,747
ING Bank NV, 1.52%, 3/15/13 (a)(b)	510	510,168
National Bank of Canada, 1.50%, 6/26/15	730	732,821
Rabobank Nederland NV, 2.65%, 8/17/12 (a)(c)	1,650	1,653,302
Regions Financial Corp., 4.88%, 4/26/13	505	512,575
Standard Chartered Plc, 5.50%, 11/18/14 (a)	150	162,345
The Toronto-Dominion Bank:
1.63%, 9/14/16 (a)	200	203,711
1.50%, 3/13/17 (a)	1,120	1,129,636
U.S. Bancorp, 4.20%, 5/15/14 (c)	800	851,431
Westpac Banking Corp., 2.90%, 9/10/14 (a)(c)	330	345,204

		10,819,457

Communications Equipment – 0.2%
Brocade Communications Systems, Inc., 6.63%, 1/15/18	295	309,013

Computers & Peripherals – 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14	320	327,731

Consumer Finance – 3.4%
American Express Credit Corp.:
7.30%, 8/20/13 (c)	425	454,393
1.75%, 6/12/15	310	313,521
2.75%, 9/15/15 (c)	885	923,488
Capital One Financial Corp.:
6.25%, 11/15/13 (c)	1,000	1,058,482
2.13%, 7/15/14	500	504,257

Corporate Bonds	Par (000)	Value

Consumer Finance (concluded)
SLM Corp.:
5.13%, 8/27/12	$710	$712,660
5.00%, 10/01/13	680	700,400

		4,667,201

Containers & Packaging – 0.6%
Sealed Air Corp., 5.63%, 7/15/13 (a)	750	774,375

Diversified Financial Services – 7.7%
ABB Treasury Center USA, Inc., 2.50%, 6/15/16 (a)	335	346,468
Bank of America Corp.:
5.38%, 6/15/14 (c)	260	271,243
6.50%, 8/01/16 (c)	1,525	1,674,654
3.88%, 3/22/17 (c)	1,070	1,090,006
Caisse Centrale Desjardins du Quebec, 1.60%, 3/06/17 (a)	750	758,407
Citigroup, Inc.:
5.50%, 10/15/14 (c)	580	614,086
4.45%, 1/10/17 (c)	950	995,831
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	750	756,085
8.00%, 12/15/16	225	266,120
6.63%, 8/15/17	675	767,795
JPMorgan Chase & Co.:
4.65%, 6/01/14 (c)	660	694,866
5.15%, 10/01/15 (c)	600	643,843
2.60%, 1/15/16 (c)	830	837,797
Tiers Trust, Series 2012-01, 2.22%, 5/12/14 (a)(b)	740	740,000

		10,457,201

Diversified Telecommunication Services – 0.9%
British Telecommunications Plc, 2.00%, 6/22/15	970	983,329
France Telecom SA, 4.38%, 7/08/14	262	275,217

		1,258,546

Electric Utilities – 1.8%
Duke Energy Indiana, Inc., 5.00%, 9/15/13 (c)	715	749,687
Northeast Utilities, 1.22%, 9/20/13 (b)	720	722,881
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)	897	942,046

		2,414,614

Electronic Equipment, Instruments & Components – 0.3%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	403,560

Energy Equipment & Services – 1.2%
Diamond Offshore Drilling, Inc., 4.88%, 7/01/15 (c)	505	551,780
SESI LLC, 6.88%, 6/01/14	720	720,000
Transocean, Inc., 4.95%, 11/15/15	380	409,136

		1,680,916

Food Products – 0.7%
Kraft Foods, Inc., 6.50%, 8/11/17	750	909,965

14	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Health Care Equipment & Supplies – 1.5%
Boston Scientific Corp., 6.25%, 11/15/15	$425	$475,999
CareFusion Corp., 4.13%, 8/01/12	1,500	1,504,009

		1,980,008

Health Care Providers & Services – 1.2%
Aristotle Holding, Inc.:
3.50%, 11/15/16 (a)	226	237,947
2.65%, 2/15/17 (a)	610	620,595
Coventry Health Care, Inc., 6.13%, 1/15/15	670	730,782

		1,589,324

Hotels, Restaurants & Leisure – 1.1%
Starwood Hotels & Resorts Worldwide, Inc., 7.88%, 10/15/14	747	847,512
Universal City Development Partners Ltd./UCDP Finance, Inc., 8.88%, 11/15/15 (c)	645	691,131

		1,538,643

Household Durables – 0.6%
Newell Rubbermaid, Inc., 5.50%, 4/15/13	735	759,870

Insurance – 6.5%
American International Group, Inc.:
3.65%, 1/15/14 (c)	1,350	1,378,917
3.00%, 3/20/15 (c)	1,270	1,276,417
Genworth Financial, Inc., 5.75%, 6/15/14	510	518,259
Lincoln National Corp., 4.30%, 6/15/15 (c)	810	853,395
MetLife Institutional Funding II, 1.63%, 4/02/15 (a)(c)	1,400	1,400,774
New York Life Global Funding, 1.30%, 1/12/15 (a)(c)	985	987,095
Pacific Life Global Funding, 5.15%, 4/15/13 (a)	280	289,681
Principal Financial Group, Inc., 7.88%, 5/15/14	355	395,356
Prudential Financial, Inc.:
3.63%, 9/17/12 (c)	430	432,484
2.75%, 1/14/13 (c)	450	454,440
XL Group Plc, 5.25%, 9/15/14	750	790,027

		8,776,845

Life Sciences Tools & Services – 1.1%
Agilent Technologies, Inc.:
4.45%, 9/14/12 (c)	885	891,049
5.50%, 9/14/15	135	151,073
Life Technologies Corp., 4.40%, 3/01/15	400	425,084

		1,467,206

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	380	431,916

Media – 2.5%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16	1,230	1,281,412
The Interpublic Group of Cos., Inc., 6.25%, 11/15/14	890	972,325
Time Warner Cable, Inc., 7.50%, 4/01/14	355	393,586
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	650	706,875

		3,354,198

Metals & Mining – 3.5%
Anglo American Capital Plc, 9.38%, 4/08/14 (a)	1,200	1,349,501

Corporate Bonds	Par (000)	Value

Metals & Mining (concluded)
Corp Nacional del Cobre de Chile, 4.75%, 10/15/14 (a)(c)	$620	$661,154
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	295	293,993
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14 (c)	800	913,501
1.88%, 11/02/15 (c)	450	459,958
Teck Resources Ltd., 10.25%, 5/15/16	640	714,400
Xstrata Finance Canada Ltd., 2.85%, 11/10/14 (a)	330	336,274

		4,728,781

Multi-Utilities – 0.3%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	422,635

Office Electronics – 0.5%
Xerox Corp., 1.87%, 9/13/13 (b)	725	730,070

Oil, Gas & Consumable Fuels – 6.2%
BP Capital Markets Plc, 5.25%, 11/07/13 (c)	2,495	2,643,714
Canadian Natural Resources Ltd., 1.45%, 11/14/14	240	242,926
Enterprise Products Operating LLC:
4.60%, 8/01/12	350	351,014
6.13%, 2/01/13	150	154,123
6.38%, 2/01/13	225	231,478
9.75%, 1/31/14	1,495	1,686,677
Petrohawk Energy Corp., 7.25%, 8/15/18	550	618,516
Rockies Express Pipeline LLC:
6.25%, 7/15/13 (a)	895	919,613
3.90%, 4/15/15 (a)	382	367,675
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)	410	431,536
Tennessee Gas Pipeline Co., 8.00%, 2/01/16	640	752,864

		8,400,136

Paper & Forest Products – 1.8%
Celulosa Arauco y Constitucion SA, 5.13%, 7/09/13	1,300	1,336,322
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)(c)	965	1,063,018

		2,399,340

Professional Services – 0.2%
Experian Finance Plc, 2.38%, 6/15/17 (a)	290	290,325

Real Estate Investment Trusts (REITs) – 0.1%
AvalonBay Communities, Inc., 6.13%, 11/01/12	132	134,116

Road & Rail – 2.3%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)	775	771,309
Burlington Northern Santa Fe LLC, 4.30%, 7/01/13	205	211,416
CSX Corp., 5.50%, 8/01/13	778	816,819
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)	718	722,294
Ryder System, Inc., 2.50%, 3/01/17	555	560,004

		3,081,842

Semiconductors & Semiconductor Equipment – 1.8%
Analog Devices, Inc., 5.00%, 7/01/14 (c)	475	513,637
Broadcom Corp., 1.50%, 11/01/13 (c)	715	723,783
Maxim Integrated Products, Inc., 3.45%, 6/14/13	605	619,993

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	15

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Semiconductors & Semiconductor Equipment (concluded)
Samsung Electronics America, Inc., 1.75%, 4/10/17 (a)(c)	$620	$618,394

		2,475,807

Specialty Retail – 0.2%
AutoZone, Inc., 5.50%, 11/15/15	305	342,445

Tobacco – 0.7%
B.A.T. International Finance Plc:
1.40%, 6/05/15 (a)	650	649,924
2.13%, 6/07/17 (a)	350	349,539

		999,463

Wireless Telecommunication Services – 1.1%
America Movil SAB de CV, 5.50%, 3/01/14	670	717,499
SBA Tower Trust, 4.25%, 4/15/15 (a)	255	266,684
Vodafone Group Plc, 5.00%, 12/16/13 (c)	500	530,035

		1,514,218

Total Corporate Bonds – 68.1%		92,593,506

Foreign Agency Obligations

CDP Financial, Inc., 3.00%, 11/25/14 (a)(c)	315	331,241
Commonwealth Bank of Australia:
3.63%, 6/25/14 (c)	310	327,670
3.49%, 8/13/14 (a)(c)	885	929,586
Eksportfinans ASA, 3.00%, 11/17/14	460	435,821
FIH Erhvervsbank A/S:
2.45%, 8/17/12 (a)	195	195,497
1.75%, 12/06/12 (a)	755	758,874
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13 (c)	500	518,402
3.13%, 7/15/15 (c)	500	534,019
Macquarie Bank Ltd., 4.10%, 12/17/13 (a)(c)	1,300	1,365,527
National Australia Bank Ltd., 3.38%, 7/08/14 (a)(c)	660	694,721
Petrobras International Finance Co., 3.88%, 1/27/16	380	392,327

Total Foreign Agency Obligations – 4.8%		6,483,685

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations – 8.4%
Arkle Master Issuer Plc:
Series 2010-1A, Class 2A, 1.62%, 2/17/15 (a)(b)	1,810	1,813,030
Series 2010-2A, Class 1A1, 1.87%, 8/17/13 (a)(b)	290	291,309
Series 2010-2X, Class 1A1, 1.87%, 5/17/60 (b)	197	197,889
Series 2011-1X, Class 2A, 1.72%, 5/17/60 (b)	400	401,446

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.67%, 5/16/47 (a)(b)	$429	$429,395
Series 2011-1A, Class A1C, 1.67%, 11/19/47 (a)(b)	693	694,540
Series 2011-1A, Class A2C, 1.92%, 11/19/47 (a)(b)	960	962,265
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.84%, 10/25/34 (b)	185	177,378
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.99%, 11/25/34 (b)	9	8,854
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.85%, 5/20/34 (b)	243	218,916
First Horizon Asset Securities, Inc.:
Series 2003-AR4, Class 2A1, 2.54%, 12/25/33 (b)	71	64,456
Series 2004-AR6, Class 2A1, 2.63%, 12/25/34 (b)	209	190,767
Holmes Master Issuer Plc:
Series 2007-2A, Class 4A, 0.57%, 7/15/20 (b)	2,380	2,379,760
Series 2010-1A, Class A2, 1.87%, 10/15/54 (a)(b)	1,375	1,381,512
Series 2011-1A, Class A2, 1.82%, 10/15/54 (a)(b)	250	251,157
Permanent Master Issuer Plc:
Series 2006-1, Class 5A, 0.58%, 7/15/33 (b)	500	499,538
Series 2010-1A, Class 1A, 1.62%, 7/15/42 (a)(b)	605	606,195
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.79%, 6/25/34 (b)	257	239,543
Superannuation Members Home Loans Global Fund, Series 7, Class A1, 0.75%, 3/09/36 (b)	622	622,389

		11,430,339

Commercial Mortgage-Backed Securities – 26.7%
Banc of America Merrill Lynch Commercial
Mortgage, Inc.:
Series 2003-2, Class A4, 5.06%, 3/11/41 (b)	1,920	1,988,930
Series 2003-2, Class B, 5.18%, 3/11/41 (b)	940	977,720
Series 2004-1, Class A4, 4.76%, 11/10/39	375	391,509
Series 2005-3, Class A2, 4.50%, 7/10/43	240	241,510
Series 2007-1, Class A3, 5.45%, 1/15/49	1,255	1,322,441
Series 2007-3, Class A2, 5.80%, 7/10/12 (b)	149	149,951
Series 2007-5, Class A3, 5.62%, 2/10/51	1,120	1,192,005

16	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Bear Stearns Commercial Mortgage Securities, Series 05-PWR8, Class A4 4.67%, 6/11/15	$2,730	$2,961,026
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49	92	93,614
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A2, 6.10%, 7/16/34 (a)	11	10,594
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKS4, Class A2, 5.18%, 11/15/36	187	187,504
Series 2004-C5, Class A4, 4.83%, 11/15/37	970	1,039,154
Credit Suisse Mortgage Capital Certificates:
Series 2007-C4, Class A3, 5.97%, 7/15/14 (b)	1,930	2,012,251
Series 2007-C5, Class AAB, 5.62%, 10/15/16 (b)	1,175	1,257,056
Series 2008-C1, Class A2, 6.41%, 2/15/13 (b)	866	883,597
Deutsche Bank ReREMIC Trust, Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)	1,045	1,176,796
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/15 (a)	427	430,192
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49	878	876,685
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)	880	928,029
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C2, Class A2, 5.05%, 11/12/12	598	601,930
Series 2004-C2, Class A3, 5.39%, 4/15/14 (b)	745	789,087
Series 2004-C3, Class A5, 4.88%, 12/15/14	540	575,343
Series 2004-LN2, Class A2, 5.12%, 8/15/14	610	647,436
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (b)	620	682,581
Series 2007-LD12, Class A2, 5.83%, 8/15/12	480	484,139
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A6, 4.79%, 10/15/14 (b)	370	395,956
Series 2005-C2, Class A5 5.15%, 4/15/30 (b)	450	494,339
Series 2005-C5, Class A4, 4.95%, 9/15/30	790	866,902
Series 2005-C5, Class AAB, 4.93%, 9/15/30	1,594	1,599,423
Series 2007-C2, Class A2, 5.30%, 2/15/40	105	105,221
Merrill Lynch Mortgage Trust:
Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)	1,265	1,351,091
Series 2005-MCP1, Class A4, 4.75%, 5/12/15 (b)	500	543,745

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I, Inc.:
Series 2003-IQ6, Class A4, 4.97%, 12/15/41	$2,500	$2,611,967
Series 2005-HQ7, Class A4, 5.37%, 11/14/42 (b)	800	887,955
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4, 6.39%, 7/15/33	13	13,429
Morgan Stanley ReREMIC Trust:
Series 2009-GG10, Class A4A, 5.98%, 4/12/17 (a)(b)	510	577,940
Series 2010-GG10, Class A4A, 5.98%, 8/15/45 (a)(b)	510	577,940
Series 2011-IO, Class A, 2.50%, 1/23/14 (a)	739	744,872
Series 2012-XA, Class A, 2.00%, 7/27/49	1,078	1,080,981
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/16 (b)	1,465	1,628,419
Series 2006-C28, Class A2, 5.50%, 10/15/48	260	259,399
Series 2007-C33, Class A4, 6.10%, 7/15/17 (b)	570	638,757

		36,279,416

Total Non-Agency Mortgage-Backed Securities – 35.1%		47,709,755

Taxable Municipal Bonds

State of California GO:
5.10%, 8/01/14	170	175,556
3.95%, 11/01/15	175	188,909
State of California Various Purposes GO, 5.65%, 4/01/39	535	555,207

Total Taxable Municipal Bonds – 0.7%		919,672

U.S. Government Sponsored Agency Securities

Agency Obligations – 0.9%
Fannie Mae, 1.09%, 4/04/16 (c)	1,260	1,265,334

Collateralized Mortgage Obligations – 2.1%
Freddie Mac:
Series 3986, Class M, 4.50%, 9/15/41	756	823,942
Series 3959, Class MA, 4.50%, 11/15/41	865	950,620
Ginnie Mae:
Series 2006-3, Class B, 5.09%, 1/16/37 (b)	397	419,637
Series 2006-68, Class B, 5.16%, 6/16/31 (b)	619	629,101

		2,823,300

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	17

Schedule of Investments (continued)	Series S Portfolio (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Commercial Mortgage-Backed Securities – 0.4%
Freddie Mac Multi-Family Structured
Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	$178	$179,355
Series K003, Class A2, 3.61%, 6/25/14	420	433,779

		613,134

Mortgage-Backed Securities – 10.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/27 (d)	3,600	3,706,312
3.50%, 7/01/42 (d)	2,600	2,732,437
5.00%, 7/01/19-7/01/25 (c)	4,034	4,368,243
Freddie Mac Mortgage-Backed Securities:
5.00%, 1/01/19-9/01/21 (c)	1,853	1,987,470
5.50%, 5/01/22 (c)	1,606	1,757,961

		14,552,423

Total U.S. Government Sponsored Agency Securities – 14.1%		19,254,191

Total Long-Term Investments Cost – $189,562,847) – 140.4%		190,982,496

Short-Term Securities	Shares

Dreyfus Treasury Prime, 0.00% (e)	3,237,915	3,237,915

Total Short-Term Securities (Cost – $3,237,915) – 2.4%		3,237,915

Total Investments Before TBA Sale Commitments (Cost – $192,800,762*) – 142.8%		194,220,411

TBA Sale Commitments (d)	Par (000)

Fannie Mae Mortgage-Backed Securities, 2.50%, 7/01/27	$1,800	(1,855,125)

Total Investments Net of TBA Sale Commitments – 141.4%		192,365,286
Liabilities in Excess of Other Assets – (41.4)%		(56,342,126)

Net Assets – 100.0%		$136,023,160

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$192,801,469

Gross unrealized appreciation.	$1,867,943
Gross unrealized depreciation.	(449,001)

Net unrealized appreciation	$1,418,942

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation Depreciation
Credit Suisse Group AG	$3,217,406	$4,516
Goldman Sachs Group, Inc.	$1,366,219	$(2,438)

(e)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.30%	3/20/12	Open	$879,116	$878,362
UBS Securities LLC	0.35%	3/21/12	Open	1,320,934	1,319,625
UBS Securities LLC	0.35%	3/21/12	Open	602,347	601,750
Credit Suisse Securities (USA) LLC	0.35%	3/29/12	Open	1,185,357	1,184,275
Credit Suisse Securities (USA) LLC	0.30%	4/02/12	Open	323,511	323,269
BNP Paribas Securities Corp.	0.35%	4/03/12	Open	680,588	680,000
BNP Paribas Securities Corp.	0.35%	4/03/12	Open	799,691	799,000
BNP Paribas Securities Corp.	0.35%	4/03/12	Open	826,715	826,000
UBS Securities LLC	0.34%	4/03/12	Open	1,331,118	1,330,000
UBS Securities LLC	0.33%	4/03/12	Open	668,795	668,250
Credit Suisse Securities (USA) LLC	0.30%	4/03/12	Open	322,251	322,012
UBS Securities LLC	0.30%	4/05/12	Open	328,588	328,350
Credit Suisse Securities (USA) LLC	0.30%	4/05/12	Open	497,923	497,562
Credit Suisse Securities (USA) LLC	0.35%	4/10/12	Open	589,470	589,000
UBS Securities LLC	0.32%	4/19/12	Open	946,214	945,600
Credit Suisse Securities (USA) LLC	0.30%	4/24/12	Open	1,584,898	1,584,000
Credit Suisse Securities (USA) LLC	0.35%	4/26/12	Open	528,251	527,912
Credit Suisse Securities (USA) LLC	0.35%	4/26/12	Open	1,020,467	1,019,812
Credit Suisse Securities (USA) LLC	0.35%	4/26/12	Open	264,395	264,225
Credit Suisse Securities (USA) LLC	0.35%	4/26/12	Open	1,613,722	1,612,688
Credit Suisse Securities (USA) LLC	0.35%	4/26/12	Open	711,569	711,112
Credit Suisse Securities (USA) LLC	0.35%	4/26/12	Open	635,908	635,500
Credit Suisse Securities (USA) LLC	0.35%	4/26/12	Open	740,525	740,050
BNP Paribas Securities Corp.	0.39%	4/26/12	Open	1,256,898	1,256,000
BNP Paribas Securities Corp.	0.39%	4/26/12	Open	587,420	587,000
BNP Paribas Securities Corp.	0.39%	4/26/12	Open	787,563	787,000
UBS Securities LLC	0.34%	4/27/12	Open	2,577,669	2,576,088
Credit Suisse Securities (USA) LLC	0.35%	5/01/12	Open	522,985	522,675
Credit Suisse Securities (USA) LLC	0.35%	5/01/12	Open	987,298	986,713
Credit Suisse Securities (USA) LLC	0.35%	5/01/12	Open	628,873	628,500
Credit Suisse Securities (USA) LLC	0.35%	5/01/12	Open	812,507	812,025
Credit Suisse Securities (USA) LLC	0.35%	5/01/12	Open	701,116	700,700
Credit Suisse Securities (USA) LLC	0.35%	5/01/12	Open	517,182	516,875
UBS Securities LLC	0.29%	5/01/12	Open	511,501	511,250
UBS Securities LLC	0.29%	5/01/12	Open	522,757	522,500
UBS Securities LLC	0.34%	5/02/12	Open	777,065	776,625
Credit Suisse Securities (USA) LLC	0.30%	5/07/12	Open	1,026,883	1,026,412

18	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments (continued)	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.30%	5/07/12	Open	$918,608	$918,188
Credit Suisse Securities (USA) LLC	0.30%	5/08/12	Open	834,488	834,112
Credit Suisse Securities (USA) LLC	0.35%	5/08/12	Open	443,295	443,063
Credit Suisse Securities (USA) LLC	0.35%	5/08/12	Open	1,015,533	1,015,000
Credit Suisse Securities (USA) LLC	0.30%	5/08/12	Open	575,259	575,000
Credit Suisse Securities (USA) LLC	0.35%	5/08/12	Open	671,959	671,606
UBS Securities LLC	0.30%	5/10/12	Open	1,349,323	1,348,750
UBS Securities LLC	0.34%	5/10/12	Open	653,377	653,063
Credit Suisse Securities (USA) LLC	0.35%	5/11/12	Open	381,158	380,969
Credit Suisse Securities (USA) LLC	0.35%	5/11/12	Open	404,400	404,200
Credit Suisse Securities (USA) LLC	0.35%	5/11/12	Open	426,024	425,813
Credit Suisse Securities (USA) LLC	0.35%	5/31/12	Open	1,019,482	1,019,175
UBS Securities LLC	0.32%	6/11/12	Open	686,522	686,400
UBS Securities LLC	0.32%	6/12/12	Open	940,659	940,500
UBS Securities LLC	0.32%	6/12/12	Open	130,022	130,000
UBS Securities LLC	0.32%	6/12/12	Open	653,885	653,775
UBS Securities LLC	0.32%	6/12/12	Open	909,779	909,625
Credit Suisse Securities (USA) LLC	0.35%	6/14/12	Open	878,145	878,000
Credit Suisse Securities (USA) LLC	0.35%	6/14/12	Open	438,239	438,188
Credit Suisse Securities (USA) LLC	0.35%	6/18/12	7/17/12	7,865,386	7,863,169
JPMorgan Securities LLC	0.25%	6/26/12	Open	1,267,919	1,267,875
Total				$53,083,532	$53,055,188

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
59	U.S. Treasury Notes (2 Year)	Chicago Mercantile	September 2012	$12,991,063	$(10,570)
3	U.S. Treasury Notes (5 Year)	Chicago Mercantile	September 2012	$ 371,906	636
Total					$(9,934)

—	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
9	U.S. Treasury Notes (10 Year)	Chicago Mercantile	September 2012	$1,200,375	$1,843

—	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.10%[1]	3-month LIBOR	Deutsche Bank AG	05/14/17	$3,100	$(26,058)

[1]	Fund pays a fixed rate and receives a floating rate.
—	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	$350	$180
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	9/20/17	$700	13
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	9/20/17	$700	696
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	$350	345
Total					$1,234

—	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley	6/20/16	$2,000	$4,612

—	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Receive Fixed Rate	Count- erparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley	6/20/16	BBB+	$2,000	$25,964

[1]	Using Standard & Poor’s (“S&P’s”) rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	19

Schedule of Investments (continued)	Series S Portfolio

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	–	$20,809,879	$2,478,308	$23,288,187
Capital Trusts	–	733,500	–	733,500
Corporate Bonds	–	91,853,506	740,000	92,593,506
Foreign Agency Obligations.	–	6,483,685	–	6,483,685
Non-Agency
Mortgage-Backed Securities	–	47,709,755	–	47,709,755
Taxable Municipal Bonds	–	919,672	–	919,672
U.S. Government Sponsored Agency Securities	–	19,254,191	–	19,254,191
Short-Term Securities	$3,237,915	–	–	3,237,915
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,855,125)	–	(1,855,125)
Total	$3,237,915	$185,909,063	$3,218,308	$192,365,286

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$2,479	–	–	$2,479
Credit contracts.	–	$31,810		31,810
Liabilities:
Interest rate contracts	(10,570)	(26,058)	–	(36,628)
Total	$(8,091)	$5,752	–	$(2,339)

[1]	Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of March 31, 2012	$1,166,395	–	$1,166,395
Transfers into Level 3[2]	–	–	–
Transfers out of Level 3[2]	–	–	–
Accrued discounts/premiums	11	$(33)	(22)
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[3]	(16,063)	(189)	(16,252)
Purchases	1,340,000	740,222	2,080,222
Sales	(12,035)	–	(12,035)
Closing Balance, as of June 30, 2012	$2,478,308	$740,000	$3,218,308

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $(16,252).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

20	BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012

Schedule of Investments (concluded)	Series S Portfolio

Certain of the Fund’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,645	–	–	$10,645
Cash pledged as collateral for financial futures contracts	34,000	–	–	34,000
Cash pledged as collateral for reverse repurchase agreements	115,000	–	–	115,000
Liabilities:
Reverse repurchase agreements	–	$(53,055,188)	–	(53,055,188)
Total	$159,645	$(53,055,188)	–	$(52,895,543)

BLACKROCK BOND ALLOCATION TARGET SHARES	JUNE 30, 2012	21

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

             Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Allocation Target Shares

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Bond Allocation Target Shares

Date: August 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Bond Allocation Target Shares

Date: August 24, 2012